Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 4,587,911	$ 7,019,215	$ 3,079,378
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Share-based compensation	7,184,862	5,128,696	4,004,080
Depreciation and amortization	912,248	677,241	593,173
Deferred tax expenses (benefits)	245,830	(413,609)	172,740
Gain on disposal of a long-term investment	(138,479)		(433,490)
Share of loss (income) in equity investees, net of tax	50,297	44,121	(207,363)
Gain on disposal of subsidiaries		(9,022)
(Reversal of) provision for doubtful accounts	(178,010)	197,740	231,133
Loss from disposal of property and equipment	19,188	26,399	633
Impairment of a long-term investment	102,155
Others		25,615
Changes in assets and liabilities:
Accounts receivable	(12,317,416)	(16,712,597)	(6,603,589)
Prepayment, deposits and other assets	(123,268)	(728,562)	206,054
Prepaid income tax		15,780	615,010
Amounts due from related parties	222,553	(224,429)
Accounts payable	(215,853)	363,697	89,427
Accrued expenses and other current liabilities	106,994	(18,349)	56,935
Contract liabilities	260,228	(378,628)	69,278
Tax payables	640,057	279,413	408,007
Amounts due to related parties	(115,260)	183,148
Deferred subsidies			(109,250)
Salaries and benefits payable	174,100	309,914	3,564,029
Other non-current liabilities	1,782,752	1,604,444	194,939
Net cash provided by (used in) operating activities	3,200,889	(2,609,773)	5,931,124
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of property and equipment	(20,750,110)	(1,072,389)	(167,701)
Proceeds from disposal of property and equipment	552
Acquisition of intangible assets	(9,076)	(6,521)	(63,855)
Payments for business acquisitions, net of cash acquired from acquisitions		(304,476)	(1,556,910)
Acquisition of long-term investments	(409,625)	(331,036)	(143,299)
Disposition of long-term investments	786,427		995,605
Disposition of subsidiaries		(191,839)
Maturities (purchases) of short-term investments	4,159,309	(3,375,521)	1,109,389
Repayments from a related party	15,491		177,787
Loans provided to a third party		(185,906)
Loans provided to a related party	(83,651)	(151,783)	(177,787)
Net cash (used in) provided by investing activities	(16,290,683)	(5,619,471)	173,229
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short-term bank loans	21,955,625	13,301,775	3,821,602
Repayments of short-term bank loans	(14,484,851)	(8,270,611)	(3,896,240)
Capital contributions from private placement and warrants, net of issuance costs		14,682,877
Proceeds from exercise of options	3,867	116,230
Escrow receivable			200,000
Purchase of noncontrolling interests		(455,546)
Dividends paid to noncontrolling interests		(34,137)
Net cash provided by financing activities	7,474,641	19,340,588	125,362
Effect of exchange rate changes on cash	(727,242)	975,918	(178,930)
Net (decrease) increase in cash	(6,342,395)	12,087,262	6,050,785
Cash and cash equivalents, at the beginning of the year	24,739,382	12,652,120	6,601,335
Cash, cash equivalents at the end of the year	18,396,987	24,739,382	12,652,120
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Income tax paid	676,179	1,746,327	1,169,717
Interest paid	$ 342,144	$ 154,516	$ 89,503